CERTAIN TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Equity Method Investments [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	$ 412,000	$ 305,000
Contribution To Related Party Of Entity Director	1,000,000
Teva Lonza [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage owned by Teva	50.00%
Onco Genex Pharmaceuticals [Member]
Schedule Of Equity Method Investments [Line Items]
Date of formation agreement	December 2009,
Initial cash payment	60,000,000
Maximum additional cash payment	$ 370,000,000